UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      GARNET EQUITY CAPITAL HOLDINGS, INC.

Address:   825 Third Avenue, 40th Floor
           New York, NY 10022


Form 13F File Number: 28-12687


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph A. Cohen
Title:  President
Phone:  (212) 755-7577

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph A. Cohen                New York, NY                       10/26/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $      137,591
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AUTONAVI HLDGS LTD          SPONSORED ADR  05330F106      350   20,000 SH       SOLE                 20,000      0    0
BED BATH & BEYOND INC       COM            075896100    2,822   65,000 SH       SOLE                 65,000      0    0
BEST BUY INC                COM            086516101    2,654   65,000 SH       SOLE                 65,000      0    0
BRIGGS & STRATTON CORP      COM            109043109    2,852  150,000 SH       SOLE                150,000      0    0
CITIGROUP INC               COM            172967101    2,737  700,000 SH       SOLE                700,000      0    0
COWEN GROUP INC NEW         CL A           223622101      755  229,630 SH       SOLE                229,630      0    0
EXPEDIA INC DEL             COM            30212P105    1,412   50,000 SH       SOLE                 50,000      0    0
EXPEDITORS INTL WASH INC    COM            302130109    2,774   60,000 SH       SOLE                 60,000      0    0
EXXON MOBIL CORP            COM            30231G102    3,090   50,000 SH       SOLE                 50,000      0    0
GOODYEAR TIRES & RUBR CO    COM            382550101    1,881  175,000 SH       SOLE                175,000      0    0
HOME DEPOT INC              COM            437076102    3,168  100,000 SH       SOLE                100,000      0    0
ISHARES TR                  HIGH YLD CORP  464288513    2,691   30,000 SH       SOLE                 30,000      0    0
ISHARES TR                  IBOXX INV CPBD 464287242    6,785   60,000 SH       SOLE                 60,000      0    0
ISHARES TR                  US PFD STK IDX 464288687    1,193   30,000 SH       SOLE                 30,000      0    0
KORN FERRY INTL             COM NEW        500643200    1,819  110,000 SH       SOLE                110,000      0    0
LOWES COS INC               COM            548661107    1,783   80,000 SH       SOLE                 80,000      0    0
NUSTAR GP HOLDINGS LLC      UNIT RESTG LLC 67059L102    3,053   90,000 SH       SOLE                 90,000      0    0
PACCAR INC                  COM            693718108    3,746   77,800 SH       SOLE                 77,800      0    0
PEPSICO INC                 COM            713448108    3,322   50,000 SH       SOLE                 50,000      0    0
REGENCY ENERGY PARTNERS L P COM UNITS LP   75885Y107    2,203   90,000 SH       SOLE                 90,000      0    0
RESOURCES CONNECTION INC    COM            76122Q105    1,376  100,000 SH       SOLE                100,000      0    0
SFN GROUP INC               COM            784153108    1,503  250,000 SH       SOLE                250,000      0    0
SPDR GOLD TRUST             GOLD SHS       78463V107    8,954   70,000 SH       SOLE                 70,000      0    0
SPDR SERIES TRUST           BRCLYS YLD ETF 78464A417    3,201   80,000 SH       SOLE                 80,000      0    0
SPDR S&P 500 ETF TR         TR UNIT        78462F103   48,505  425,000 SH       SOLE                425,000      0    0
SPRINT NEXTEL CORP          COM SER 1      852061100    1,852  400,000 SH       SOLE                400,000      0    0
TRAVELERS COMPANIES INC     COM            89417E109    2,605   50,000 SH       SOLE                 50,000      0    0
UNITED PARCEL SERVICE INC   CL B           911312106    2,001   30,000 SH       SOLE                 30,000      0    0
VISA INC                    COM CL A       92826C839    3,713   50,000 SH       SOLE                 50,000      0    0
SPDR GOLD TRUST             GOLD SHS       78463V107   12,791  100,000 SH  PUT  SOLE                100,000      0    0


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